Note 10 - Intangible Assets - Components of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Indefinite life intangible assets	$ 53,004	$ 53,296
Indefinite life intangible assets, net	53,004	53,296
Finite life intangible assets, gross	805,129	788,573
Accumulated amortization	296,303	231,539
Finite life intangible assets, net	508,826	557,034
Intangible assets, gross	858,133	841,869
Intangible assets, net	561,830	610,330
Accumulated amortization	296,303	231,539
Customer Lists and Relationships [Member]
Finite life intangible assets, gross	352,860	345,511
Accumulated amortization	152,026	123,368
Finite life intangible assets, net	200,834	222,143
Accumulated amortization	152,026	123,368
Investment Management Contracts [Member]
Finite life intangible assets, gross	270,600	270,600
Accumulated amortization	85,012	60,723
Finite life intangible assets, net	185,588	209,877
Accumulated amortization	85,012	60,723
Mortgage Servicing Rights ("MSRs") [Member]
Finite life intangible assets, gross	147,878	114,909
Accumulated amortization	41,455	13,121
Finite life intangible assets, net	106,423	101,788
Accumulated amortization	41,455	13,121
Franchise Rights [Member]
Finite life intangible assets, gross	1,185	5,630
Accumulated amortization	1,092	5,322
Finite life intangible assets, net	93	308
Accumulated amortization	1,092	5,322
Trademarks and Trade Names [Member]
Finite life intangible assets, gross	12,600	14,803
Accumulated amortization	4,861	4,355
Finite life intangible assets, net	7,739	10,448
Accumulated amortization	4,861	4,355
Management Contracts and Other [Member]
Finite life intangible assets, gross	17,606	20,813
Accumulated amortization	11,057	12,406
Finite life intangible assets, net	6,549	8,407
Accumulated amortization	11,057	12,406
Brokerage Backlog [Member]
Finite life intangible assets, gross	2,400	16,307
Accumulated amortization	800	12,244
Finite life intangible assets, net	1,600	4,063
Accumulated amortization	800	12,244
Licensing Agreements [Member]
Indefinite life intangible assets	29,200	29,200
Indefinite life intangible assets, net	29,200	29,200
Trademark and Trade Names [Member]
Indefinite life intangible assets	23,804	24,096
Indefinite life intangible assets, net	$ 23,804	$ 24,096